Securities (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Amortized Cost of Securities and their Estimated Fair Values

The carrying amount of securities and their estimated fair values follow:

	December 31, 2016
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Treasury securities	$2,000	1	—	2,001
U.S. Agency securities	83,667	983	(638)	84,012
Tax free municipal bonds	33,004	1,081	(174)	33,911
Taxable municipal bonds	2,720	17	(10)	2,727
Trust preferred securities	1,634	183	—	1,817
Mortgage-backed securities:
GNMA	19,490	175	(109)	19,556
FNMA	40,754	176	(577)	40,353
FHLMC	6,831	12	(84)	6,759
Non-Agency CMOs	3,786	—	(208)	3,578
AGENCY CMOs	14,765	74	(73)	14,766

	$208,651	2,702	(1,873)	209,480

	December 31, 2015
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Treasury Securities	$2,001	—	(1)	2,000
U.S. Agency Securities	91,694	1,727	(488)	92,933
Tax free municipal bonds	42,237	2,481	(59)	44,659
Taxable municipal bonds	6,190	52	(65)	6,177
Trust preferred securities	1,617	248	—	1,865
Mortgage-backed securities:
GNMA	29,990	239	(239)	29,990
FNMA	28,189	266	(152)	28,303
FHLMC	8,113	24	(51)	8,086
Non-Agency CMOs	3,828	—	(174)	3,654
AGENCY CMOs	19,570	71	(131)	19,510

	$233,429	5,108	(1,360)	237,177

Maturities of Debt Securities Available for Sale

The scheduled maturities of debt securities available for sale at December 31, 2016, were as follows:

		Estimated
	Amortized	Fair
	Cost	Value
Due within one year	$6,605	6,615
Due in one to five years	13,913	14,067
Due in five to ten years	32,611	32,744
Due after ten years	13,022	13,603

	66,151	67,029
Amortizing agency bonds	56,874	57,439
Mortgage-backed securities	85,626	85,012

Total unrestricted securities available for sale	$208,651	209,480

The scheduled maturities of debt securities available for sale at December 31, 2015, were as follows:

		Estimated
	Amortized	Fair
	Cost	Value
Due within one year	$—	—
Due in one to five years	17,939	18,304
Due in five to ten years	42,151	42,793
Due after ten years	22,702	24,088

	82,792	85,185
Amortizing agency bonds	60,947	62,449
Mortgage-backed securities	89,690	89,543

Total unrestricted securities available for sale	$233,429	237,177

Estimated Fair Value and Unrealized Loss Amounts of Impaired Investments

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2016, are as follows:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Available for sale
U.S. Agency debt securities	$41,963	(597)	3,459	(41)	45,422	(638)
Taxable municipals	1,347	(10)	—	—	1,347	(10)
Tax free municipals	7,369	(174)	—	—	7,369	(174)
Mortgage-backed securities:
GNMA	6,151	(62)	3,861	(47)	10,012	(109)
FNMA	28,950	(577)	—	—	28,950	(577)
FHLMC	6,217	(84)	—	—	6,217	(84)
Non-Agency CMOs	—	—	3,578	(208)	3,578	(208)
AGENCY CMOs	7,144	(73)	—	—	7,144	(73)

Total Available for Sale	$99,141	(1,577)	10,898	(296)	110,039	(1,873)

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2015, are as follows:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Available for sale
U.S. Treasury securities	$2,000	(1)	—	—	2,000	(1)
U.S. Agency debt securities	26,499	(203)	16,224	(285)	42,723	(488)
Taxable municipals	2,159	(32)	1,887	(33)	4,046	(65)
Tax free municipals	—	—	3,878	(59)	3,878	(59)
Mortgage-backed securities:
GNMA	10,840	(105)	11,508	(134)	22,348	(239)
FNMA	11,484	(87)	3,036	(65)	14,520	(152)
FHLMC	7,336	(51)	—	—	7,336	(51)
NON-AGENCY CMOs	—	—	3,654	(174)	3,654	(174)
AGENCY CMOs	9,781	(90)	1,991	(41)	11,772	(131)

Total Available for Sale	$70,099	(569)	42,178	(791)	112,277	(1,360)